Significant Accounting Policies - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Contract With Customer Asset And Liability [Line Items]
Contract liabilities		$ 2,393	$ 1,804
Prepaid expenses and other assets
Contract With Customer Asset And Liability [Line Items]
Contract assets	[1]	$ 718	$ 541

[1]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.